Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Jun. 30, 2016 USD ($)
Adjustments to Additional Paid in Capital, Stock Issued, Own-share Lending Arrangement, Issuance Costs	$ 29,754
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 1,202,231